Registration No. 333- _________.


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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  [ ] Pre-Effective Amendment No. _____ [ ] Post-Effective Amendment No. _____

                        (Check appropriate box or boxes)

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                Exact name of Registrant as Specified in Charter:

                         PIMCO Variable Insurance Trust

                            840 Newport Center Drive
                         Newport Beach, California 92660

                  Registrant's Telephone Number: (949) 720-4700

                     Name and Address of Agent for Service:

                                 R. Wesley Burns
                      Pacific Investment Management Company
                            840 Newport Center Drive
                         Newport Beach, California 92660


                                    Copy to:
                              Robert W. Helm, Esq.
                             Dechert Price & Rhoads
                               1775 Eye Street, NW
                               Washington DC 20006

                  Approximate Date of Proposed Public Offering:
            As soon as possible following the effective date of this
                            Registration Statement.
               It is proposed that this filing become effective on
         September 23, 2002 (30 days after filing) pursuant to Rule 488.
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The title of the securities being registered is Shares of Beneficial Interest.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered on Form N-1A (Registration Nos. 333-37115 and 811-8399) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 2001 was filed on March 27, 2002. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.

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


                           Incorporation by Reference
                                       and
                                Explanatory Note


     Part A (Prospectus/Proxy Statement) and Part B (Statement of Additional Information) of this Registration Statement are incorporated by reference from the Registration Statement on Form N-14 of USAllianz Variable Insurance Products Trust (File No. 811-9491) filed with the Securities and Exchange Commission on the same date as this Registration Statement. Such Prospectus/Proxy Statement and Statement of Additional Information relate to the following separate
Registrants:

     o    USAllianz Variable Insurance Products Trust, SEC File No. 811-9491.

     o    PIMCO Variable Insurance Trust, SEC File No. 811-8399.

     This Registration Statement contains the cover page, Part C, signature page, and exhibits.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.

     Reference is made to Article X of the Registrant's Trust Instrument (filed as Exhibit (1)(a) hereto) which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant's Trust Instrument, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16.  Exhibits.
-------------------

     (1)(a) Trust Instrument dated October 3, 1997.(1)

     (1)(b) Certificate of Trust dated October 3, 1997.(1)

     (2)    By-Laws.(1)

     (3)    Not applicable.

     (4) Form of Agreement and Plan of Reorganization. (Included as Appendix A to the Prospectus/Proxy Statement comprising Part A of this Registration Statement.)

     (5)    Not applicable.

     (6)    Form of Investment Advisory Contract.(2)

     (7)    Form of Distribution Contract.(3)

     (8)    Not applicable.

     (9)(a) Form of Letter Agreement.(4)

     (9)(b) Form of Custodian Agreement.(5)

     (10)   Form of Multi-Class Plan.(2)

    *(11) Opinion and consent of Dechert with respect to the legality of the securities being registered.

   **(12) Opinion and consent of Dorsey & Whitney LLP with respect to tax matters.

  (13)(a)   Form of Participation Agreement.(3)

  (13)(b)   Form of Services Agreement.(3)

  (13)(c)   Form of Amended Expense Limitation Agreement.(6)

 *(14)(a) Consent of PricewaterhouseCoopers LLP with respect to financial statements of the Registrant.

 *(14)(b) Consent of KPMG LLP with respect to financial statements of USAllianz Variable Insurance Products Trust.

     (15)   Not applicable.

     (16)   Not applicable.


--------------------------------------
*    Filed herewith.

**   To be filed by amendment.

(1) Filed as an exhibit to Registrant's Registration Statement on Form N-1A (File No. 333-37115) on October 3, 1997, and incorporated herein by reference.

(2) Filed as an exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 333-37115) on March 31, 2000, and incorporated herein by reference.

(3) Filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-37115) on December 19, 1997, and incorporated herein by reference.

(4) Filed as an exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-37115) on December 24, 1997, and incorporated herein by reference.

(5) Filed as an exhibit to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of PIMCO Funds: Pacific Investment Management Series (File No. 33-12113) on November 17, 1997, and incorporated herein by reference.

(6) Filed as an exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 333-37115) on April 30, 1999, and incorporated herein by reference.

Item 17.  Undertakings.
-----------------------

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Washington, and the District of Columbia on the 23rd day of August 2002.

                         PIMCO Variable Insurance Trust

                         By:
                             -----------------------------

                         Name:  R. Wesley Burns*
                         Title: President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                   Title                                    Date
---------                                   -----                                    ----


                                    President and Trustee                       August 23, 2002
-------------------
R. Wesley Burns*

                                    Treasurer (principal financial and          August 23, 2002
--------------------                accounting officer)
John P. Hardaway*

                                    Trustee                                     August 23, 2002
-----------------------
Guilford C. Babcock*

                                    Trustee                                     August 23, 2002
-----------------
E. Philip Cannon*

                                    Trustee                                     August 23, 2002
------------------
Thomas P. Kemp*

                                    Trustee                                     August 23, 2002
-----------------
J. Michael Hagan*

                                    Chairman and Trustee                        August 23, 2002
-------------------
Brent R. Harris*

                                    Trustee                                     August 23, 2002
----------------------
William J. Popejoy*

                                    Trustee                                     August 23, 2002
------------------
Vern O. Curtis*

*    By: /s/ ROBERT W. HELM
         ------------------------------------
         Robert W. Helm, as attorney-in-fact

* Pursuant to powers of attorney filed with Post Effective Amendment No. 7 to Registration Statement File No. 333-37115 on January 31, 2001

                                 August 23, 2002



PIMCO Variable Insurance Trust
840 Newport Center Drive
Newport Beach, California 926600

     Re:  PIMCO Variable Insurance Trust
          -------------------------------

Dear Sirs:

     We have acted as counsel to PIMCO Variable Insurance Trust, a Delaware business trust (the "Trust"), and we have general familiarity with the Trust's business operations, practices and procedures. You have asked for our opinion regarding the issuance of shares of beneficial interest by the Trust pursuant to an Agreement and Plan of Reorganization (the "Agreement") in connection with the acquisition by the Total Return Portfolio, a series of the Trust, of the assets of two funds: AZOA Fixed Income Fund and AZOA Diversified Assets Fund, each a series of the USAllianz Variable Insurance Products Trust (the "VIP Trust"), which will be registered on a Form N-14 Registration Statement (the "Registration Statement") to be filed by the Trust with the Securities and Exchange Commission.

     We have examined originals or certified copies, or copies otherwise identified to our satisfaction as being true copies, or various corporate records of the Trust and such other instruments, documents and records as we have deemed necessary in order to render this opinion. We have assumed the genuineness of all signatures, the authenticity of all documents examined by us and the correctness of all statements of fact contained in those documents.

     On the basis of the foregoing, it is our opinion that the shares of beneficial interest of the Trust being registered under the Securities Act of 1933 in the Registration Statement have been duly authorized and, assuming that the conditions to the closing set forth in the Agreement have been satisfied, will be legally and validly issued, fully paid and non-assessable by the Trust upon transfer of the assets of the AZOA Fixed Income and AZOA Diversified Assets Funds pursuant to the terms of the Agreement included in the Registration Statement.

     We hereby consent to the use of this opinion as an exhibit to the Registration Statement and to all references to our firm therein.


                                            Very truly yours,



                                            /s/ Dechert Price & Rhoads

                       Consent of Independent Accountants


     We hereby consent to the incorporation by reference in the Prospectus/Proxy Statement and Statement of Additional Information constituting parts of this Registration Statement on PIMCO Variable Insurance Trust's (the "Registrant") Form N-14 (the "Registration Statement") our report dated February 23, 2002, relating to the financial statements and financial highlights of the Administrative Share classes appearing in the December 31, 2001, Annual Report to Shareholders of the Total Return Portfolio (a Portfolio of PIMCO Variable Insurance Trust) which is also incorporated by reference into the Registration Statement.


PricewaterhouseCoopers LLP

Kansas City, Missouri
August 23, 2002

                                                                   Exhibit 14(b)
                                                                   -------------



                          INDEPENDENT AUDITORS' CONSENT

To the Board of Trustees of
     USAllianz Variable Insurance Products Trust:

We consent to the use of our report dated February 15, 2002, with respect to the financial statements of the USAZ Strategic Growth Fund, AZOA Growth Fund, AZOA Global Opportunities Fund, AZOA Fixed Income Fund, AZOA Diversified Assets Fund, USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Emerging Growth (formerly known as USAZ American Growth Fund) and USAZ Templeton Developed Markets Fund, incorporated herein by reference and to the reference to our firm under the heading "Other Service Providers".



/s/ KPMG LLP

Columbus, Ohio
August 21, 2002